Stockholders' Equity (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Volatility, Maximum	135.00%
Volatility, Minimum	112.00%
Expected Option/Warrant Term	3 years	3 years
Risk-free interest rate	0.25%
Expected dividend yield	0.00%	0.00%